Schedule of Investments (unaudited)
June 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 8.4%
Diversified Telecommunication Services — 3.9%
AT&T Inc.	61,174	$1,770,375
Verizon Communications Inc.	41,711	1,804,835
Total Diversified Telecommunication Services		3,575,210
Entertainment — 2.2%
Walt Disney Co.	16,500	2,046,165
Interactive Media & Services — 0.1%
Match Group Inc.	2,348	72,530
Media — 2.2%
Charter Communications Inc., Class A Shares	1,250	511,012 *
Comcast Corp., Class A Shares	31,607	1,128,054
Fox Corp., Class A Shares	2,997	167,952
Interpublic Group of Cos. Inc.	3,335	81,641
News Corp., Class A Shares	3,800	112,936
Total Media		2,001,595

Total Communication Services		7,695,500
Consumer Discretionary — 5.9%
Automobile Components — 0.1%
BorgWarner Inc.	2,022	67,697
Automobiles — 1.0%
Ford Motor Co.	38,700	419,895
General Motors Co.	10,428	513,162
Total Automobiles		933,057
Broadline Retail — 0.4%
eBay Inc.	4,667	347,505
Distributors — 0.3%
Genuine Parts Co.	1,300	157,703
LKQ Corp.	2,600	96,226
Total Distributors		253,929
Diversified Consumer Services — 0.1%
ADT Inc.	6,969	59,027
H&R Block Inc.	1,217	66,801
Total Diversified Consumer Services		125,828
Hotels, Restaurants & Leisure — 0.4%
Expedia Group Inc.	1,190	200,729
MGM Resorts International	2,800	96,292 *
Wynn Resorts Ltd.	1,023	95,825
Total Hotels, Restaurants & Leisure		392,846
Household Durables — 0.5%
NVR Inc.	16	118,170 *
PulteGroup Inc.	2,535	267,341
Toll Brothers Inc.	882	100,663
Total Household Durables		486,174
Leisure Products — 0.1%
Hasbro Inc.	1,217	89,839
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Specialty Retail — 2.8%
AutoNation Inc.	714	$141,836 *
CarMax Inc.	1,544	103,772 *
Dick’s Sporting Goods Inc.	504	99,696
Gap Inc.	3,800	82,878
Lithia Motors Inc.	252	85,131
Lowe’s Cos. Inc.	6,508	1,443,930
Murphy USA Inc.	169	68,749
Penske Automotive Group Inc.	688	118,205
Ulta Beauty Inc.	435	203,502 *
Williams-Sonoma Inc.	1,200	196,044
Total Specialty Retail		2,543,743
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica Inc.	800	190,064 *

Total Consumer Discretionary		5,430,682
Consumer Staples — 6.0%
Beverages — 1.3%
Coca-Cola Consolidated Inc.	760	84,854
Keurig Dr Pepper Inc.	13,562	448,360
Molson Coors Beverage Co., Class B Shares	1,900	91,371
PepsiCo Inc.	4,198	554,304
Total Beverages		1,178,889
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos. Inc., Class A Shares	5,600	120,456
Dollar Tree Inc.	2,000	198,080 *
Kroger Co.	6,638	476,144
Sysco Corp.	4,867	368,626
Total Consumer Staples Distribution & Retail		1,163,306
Food Products — 1.6%
Hormel Foods Corp.	1,050	31,763
Ingredion Inc.	647	87,746
Kraft Heinz Co.	10,900	281,438
Lamb Weston Holdings Inc.	1,300	67,405
Mondelez International Inc., Class A Shares	12,000	809,280
Tyson Foods Inc., Class A Shares	2,900	162,226
Total Food Products		1,439,858
Household Products — 0.5%
Kimberly-Clark Corp.	3,413	440,004
Personal Care Products — 0.3%
Kenvue Inc.	14,006	293,145
Tobacco — 1.1%
Altria Group Inc.	16,845	987,622

Total Consumer Staples		5,502,824
Energy — 5.3%
Energy Equipment & Services — 0.5%
Baker Hughes Co.	9,954	381,636
TechnipFMC PLC	3,959	136,348
Total Energy Equipment & Services		517,984
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Corp.	4,905	$92,950
Chevron Corp.	12,768	1,828,250
EOG Resources Inc.	5,438	650,439
HF Sinclair Corp.	1,900	78,052
Kinder Morgan Inc.	20,513	603,082
Ovintiv Inc.	2,600	98,930
Phillips 66	4,100	489,130
Range Resources Corp.	2,415	98,218
Valero Energy Corp.	3,200	430,144
Total Oil, Gas & Consumable Fuels		4,369,195

Total Energy		4,887,179
Financials — 32.3%
Banks — 14.6%
Bank of America Corp.	54,374	2,572,978
Citigroup Inc.	13,000	1,106,560
Citizens Financial Group Inc.	3,459	154,790
Comerica Inc.	800	47,720
Commerce Bancshares Inc.	969	60,243
Cullen/Frost Bankers Inc.	378	48,588
East-West Bancorp Inc.	1,008	101,788
Fifth Third Bancorp	4,356	179,162
First Citizens BancShares Inc., Class A Shares	111	217,168
First Horizon Corp.	2,900	61,480
Huntington Bancshares Inc.	10,889	182,500
JPMorgan Chase & Co.	16,702	4,842,077
M&T Bank Corp.	1,100	213,389
PNC Financial Services Group Inc.	3,123	582,190
Regions Financial Corp.	6,885	161,935
Truist Financial Corp.	7,300	313,827
US Bancorp	8,700	393,675
Webster Financial Corp.	1,303	71,144
Wells Fargo & Co.	25,647	2,054,837
Zions Bancorp NA	688	35,735
Total Banks		13,401,786
Capital Markets — 7.0%
Ameriprise Financial Inc.	885	472,351
Bank of New York Mellon Corp.	6,129	558,413
Carlyle Group Inc.	3,300	169,620
Goldman Sachs Group Inc.	2,679	1,896,062
Invesco Ltd.	2,122	33,464
Jefferies Financial Group Inc.	1,911	104,513
Morgan Stanley	13,802	1,944,150
Northern Trust Corp.	1,869	236,971
Raymond James Financial Inc.	1,953	299,532
SEI Investments Co.	1,166	104,777
State Street Corp.	2,719	289,138
Stifel Financial Corp.	798	82,816
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
T. Rowe Price Group Inc.	1,679	$162,023
Total Capital Markets		6,353,830
Consumer Finance — 0.4%
Ally Financial Inc.	2,115	82,379
Synchrony Financial	3,635	242,600
Total Consumer Finance		324,979
Financial Services — 2.0%
Apollo Global Management Inc.	4,240	601,529
Corebridge Financial Inc.	5,000	177,500
Corpay Inc.	504	167,237 *
Equitable Holdings Inc.	3,249	182,269
PayPal Holdings Inc.	9,109	676,981 *
Voya Financial Inc.	420	29,820
Total Financial Services		1,835,336
Insurance — 8.3%
Aflac Inc.	4,886	515,277
American Financial Group Inc.	588	74,212
American International Group Inc.	5,471	468,263
Arch Capital Group Ltd.	2,787	253,756
Assurant Inc.	478	94,400
Axis Capital Holdings Ltd.	700	72,674
Chubb Ltd.	3,665	1,061,824
Cincinnati Financial Corp.	1,375	204,765
Everest Group Ltd.	410	139,339
Fidelity National Financial Inc.	2,115	118,567
Hartford Insurance Group Inc.	2,677	339,631
Loews Corp.	2,005	183,778
Markel Group Inc.	84	167,778 *
MetLife Inc.	6,215	499,810
Old Republic International Corp.	2,340	89,950
Primerica Inc.	293	80,185
Principal Financial Group Inc.	2,089	165,929
Progressive Corp.	3,967	1,058,634
Prudential Financial Inc.	2,872	308,568
Reinsurance Group of America Inc.	547	108,503
RenaissanceRe Holdings Ltd.	400	97,160
Travelers Cos. Inc.	3,291	880,474
Unum Group	1,511	122,028
Willis Towers Watson PLC	798	244,587
WR Berkley Corp.	3,517	258,394
Total Insurance		7,608,486

Total Financials		29,524,417
Health Care — 15.2%
Biotechnology — 4.7%
AbbVie Inc.	7,666	1,422,963
Amgen Inc.	4,700	1,312,287
Exelixis Inc.	2,200	96,965 *
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Gilead Sciences Inc.	10,597	$1,174,889
Halozyme Therapeutics Inc.	1,100	57,222 *
Roivant Sciences Ltd.	6,800	76,636 *
United Therapeutics Corp.	420	120,687 *
Total Biotechnology		4,261,649
Health Care Equipment & Supplies — 1.4%
Medtronic PLC	12,826	1,118,043
Zimmer Biomet Holdings Inc.	2,000	182,420
Total Health Care Equipment & Supplies		1,300,463
Health Care Providers & Services — 5.4%
Cardinal Health Inc.	2,300	386,400
Cencora Inc.	1,822	546,327
Cigna Group	2,719	898,847
CVS Health Corp.	11,500	793,270
DaVita Inc.	714	101,709 *
HCA Healthcare Inc.	3,123	1,196,421
Henry Schein Inc.	1,190	86,930 *
Labcorp Holdings Inc.	882	231,534
Molina Healthcare Inc.	500	148,950 *
Quest Diagnostics Inc.	1,303	234,058
Tenet Healthcare Corp.	955	168,080 *
Universal Health Services Inc., Class B Shares	714	129,341
Total Health Care Providers & Services		4,921,867
Pharmaceuticals — 3.7%
Jazz Pharmaceuticals PLC	500	53,060 *
Johnson & Johnson	21,999	3,360,347
Total Pharmaceuticals		3,413,407

Total Health Care		13,897,386
Industrials — 11.9%
Aerospace & Defense — 2.7%
General Dynamics Corp.	2,500	729,150
Huntington Ingalls Industries Inc.	400	96,584
L3Harris Technologies Inc.	1,696	425,425
Lockheed Martin Corp.	2,175	1,007,329
Textron Inc.	2,157	173,186
Total Aerospace & Defense		2,431,674
Air Freight & Logistics — 0.2%
Expeditors International of Washington Inc.	1,400	159,950
Building Products — 0.5%
Allegion PLC	855	123,222
Masco Corp.	2,452	157,811
Owens Corning	1,050	144,396
UFP Industries Inc.	588	58,424
Total Building Products		483,853
Construction & Engineering — 0.2%
EMCOR Group Inc.	400	213,956
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 0.2%
Acuity Inc.	252	$75,182
Regal Rexnord Corp.	700	101,472
Total Electrical Equipment		176,654
Ground Transportation — 1.4%
CSX Corp.	18,805	613,607
Norfolk Southern Corp.	2,100	537,537
U-Haul Holding Co.	127	7,691 *
U-Haul Holding Co., Non Voting Shares	1,922	104,499
Total Ground Transportation		1,263,334
Industrial Conglomerates — 0.8%
3M Co.	4,838	736,537
Machinery — 4.1%
AGCO Corp.	800	82,528
Allison Transmission Holdings Inc.	755	71,717
Caterpillar Inc.	4,740	1,840,115
CNH Industrial NV	12,600	163,296
Cummins Inc.	1,275	417,563
Donaldson Co. Inc.	1,182	81,972
Dover Corp.	1,008	184,696
Middleby Corp.	578	83,232 *
Mueller Industries Inc.	1,140	90,596
Oshkosh Corp.	588	66,762
PACCAR Inc.	5,255	499,540
Snap-on Inc.	563	175,194
Total Machinery		3,757,211
Passenger Airlines — 0.8%
Delta Air Lines Inc.	5,541	272,506
Southwest Airlines Co.	5,700	184,908
United Airlines Holdings Inc.	3,297	262,540 *
Total Passenger Airlines		719,954
Professional Services — 0.4%
CACI International Inc., Class A Shares	200	95,340 *
Genpact Ltd.	1,669	73,453
Leidos Holdings Inc.	1,275	201,144
Total Professional Services		369,937
Trading Companies & Distributors — 0.6%
United Rentals Inc.	659	496,490
WESCO International Inc.	463	85,748
Total Trading Companies & Distributors		582,238

Total Industrials		10,895,298
Information Technology — 5.9%
Communications Equipment — 2.5%
Cisco Systems Inc.	33,061	2,293,772
Electronic Equipment, Instruments & Components — 0.1%
TD SYNNEX Corp.	755	102,454
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A Shares	4,925	384,298
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 1.9%
QUALCOMM Inc.	11,063	$1,761,893
Software — 0.3%
Dropbox Inc., Class A Shares	2,132	60,975 *
Gen Digital Inc.	6,174	181,516
Total Software		242,491
Technology Hardware, Storage & Peripherals — 0.7%
Dell Technologies Inc., Class C Shares	3,500	429,100
NetApp Inc.	2,000	213,100
Total Technology Hardware, Storage & Peripherals		642,200

Total Information Technology		5,427,108
Materials — 3.7%
Chemicals — 1.2%
Axalta Coating Systems Ltd.	2,096	62,230 *
CF Industries Holdings Inc.	1,669	153,548
Corteva Inc.	6,279	467,974
Mosaic Co.	3,252	118,633
PPG Industries Inc.	2,322	264,127
Total Chemicals		1,066,512
Construction Materials — 0.7%
CRH PLC	6,800	624,240
Containers & Packaging — 0.3%
Crown Holdings Inc.	1,259	129,652
Packaging Corp. of America	900	169,605
Total Containers & Packaging		299,257
Metals & Mining — 1.5%
Newmont Corp.	11,200	652,512
Nucor Corp.	2,300	297,942
Reliance Inc.	588	184,573
Steel Dynamics Inc.	1,948	249,364
Total Metals & Mining		1,384,391

Total Materials		3,374,400
Real Estate — 0.1%
Real Estate Management & Development — 0.1%
Jones Lang LaSalle Inc.	500	127,890 *

Utilities — 3.4%
Electric Utilities — 2.4%
Duke Energy Corp.	6,717	792,606
Evergy Inc.	2,315	159,573
FirstEnergy Corp.	5,300	213,378
NRG Energy Inc.	1,922	308,635
OGE Energy Corp.	1,822	80,860
PPL Corp.	7,408	251,057
Southern Co.	4,367	401,022
Total Electric Utilities		2,207,131
Gas Utilities — 0.1%
National Fuel Gas Co.	900	76,239
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2025
 BrandywineGLOBAL — Diversified US Large Cap Value Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Multi-Utilities — 0.9%
DTE Energy Co.		2,100	$278,166
Public Service Enterprise Group Inc.		4,576	385,208
WEC Energy Group Inc.		1,217	126,811
Total Multi-Utilities			790,185

Total Utilities			3,073,555
Total Common Stocks (Cost — $66,870,668)			89,836,239
Investments in Underlying Funds — 1.4%
iShares Trust — iShares Russell 1000 Value ETF (Cost — $1,246,747)		6,600	1,281,918
Total Investments before Short-Term Investments (Cost — $68,117,415)			91,118,157
	Rate
Short-Term Investments — 0.6%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $490,308)	4.187%	490,308	490,308 (a)(b)
Total Investments — 100.1% (Cost — $68,607,723)			91,608,465
Liabilities in Excess of Other Assets — (0.1)%			(62,392)
Total Net Assets — 100.0%			$91,546,073

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2025, the total market value of investments in Affiliated Companies was $490,308 and the cost was $490,308 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$89,836,239	—	—	$89,836,239
Investments in Underlying Funds	1,281,918	—	—	1,281,918
Total Long-Term Investments	91,118,157	—	—	91,118,157
Short-Term Investments†	490,308	—	—	490,308
Total Investments	$91,608,465	—	—	$91,608,465

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended June 30, 2025. The following transactions were effected in such company for the period ended June 30, 2025.

	Affiliate Value at September 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,343,826	$15,682,294	15,682,294	$16,535,812	16,535,812

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$32,193	—	$490,308

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2025 Quarterly Report